Exhibit 99.1

EXECUTIVE SUMMARY

DESCRIPTION OF SERVICES

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC” or “SitusAMC”) performed the due diligence services described below (the “Review”) on residential Loans originated by multiple correspondent lenders and acquired directly via reliance letter by Santander or its affiliates (the “Client”). The Review, which includes reliance letter Loans where an initial review was performed for such party, was conducted on Loans with origination dates from October 2024 through March 2026 via files imaged and provided by the Client for review. The Review included loans reviewed under the Credit and Compliance Scope (5 loans), and the Business Purpose Scope (14 loans). The loans reviewed using the Credit and Compliance Scope and Business Purpose Scope are together referred to as the mortgage loans.

(2) Sample size of the assets reviewed.

The final population of the Review contained nineteen (19) Loans totaling an aggregate original principal balance of approximately $9.981 million (the “Loans”).

(3) Determination of the sample size and computation.

The Review was conducted consistent with the criteria for the nationally recognized statistical rating organizations, NRSRO(s).

(4) Quality or integrity of information or data about the assets: review and methodology.

AMC compared data fields on the bid tape provided by the Client to the data found in the actual mortgage loan file as captured by AMC. This comparison, when data was available (please note that not all fields were available for all Loans during the Review) and relevant for the Scope in question, included the following data fields:

# of Units	Escrow Account	Original Term
Amortization Term	First Payment Date	PITIA Reserves Months
Amortization Type	Interest Only	Prepayment Penalty
Appraisal As-Is Value	Investor: Qualifying Total Debt Ratio	Prepayment Penalty Period (months)
Appraisal Effective Date	Lien Position	Product Description
Appraised Value	Loan Property Count	Property Type
Borrower Citizenship	Maturity Date	Purpose
Borrower First Name	Neg Am	Representative FICO
Borrower FTHB	Note Date	State
Borrower Last Name	Occupancy	Street
Borrower SSN	Original CLTV	Subject Debt Service Coverage Ratio
Cash From Borrower	Original HLTV	Total Income
City	Original Interest Rate	Universal Loan Identifier (ULI)
Contract Sales Price	Original Loan Amount	Zip
Creditor Application Date	Original LTV
Doc Type	Original P&I

Additionally, AMC verified (i) listed borrowers signed documents requiring signature, (ii) borrowers signing documents were eighteen (18) years or older at the time of the mortgage loan origination, (iii) that all riders required by the terms of the mortgage and mortgage note were attached to the respective document, (iv) that social security numbers across documents were consistent, and (v) debt-to-income ratio (“DTI(s)”) and/or loan-to-value ratios (“LTV(s)”) were used in the assessment of conformity guidelines.

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria, or other requirements: review and methodology.

AMC reviewed mortgage loan origination documentation to determine conformity with the stated underwriting or credit extension guidelines, standards, criteria or other requirements, including, as applicable, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to AMC and/or as directed by Client. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the file was also performed.

CREDIT AND COMPLIANCE SCOPE:

AMC reviewed asset origination to determine conformity to the stated underwriting or credit extension guidelines, standards, criteria, or other requirements, including, as applicable, the Ability to Repay and Qualified Mortgage requirements described below, that were provided to AMC. When applicable, a review of the mortgage loan file to the Automated Underwriting System output within the mortgage loan file was also performed.

Credit Application: For the Credit Application, AMC verified that the application: (i) was signed by all listed borrowers, (ii) was substantially filled out, (iii) contained all known borrower-owned properties on the Real Estate Owned section 2, and (iv) included the borrower’s employment history.

Credit Report: AMC’s review included confirming that a credit report, that met guideline requirements, was present for each borrower and that such borrower’s credit profile adhered to the guidelines. In order to make this determination, AMC: (i) captured the monthly consumer debt payments for use in relevant calculations, (ii) noted and researched the Real Estate Owned and fraud alerts, (iii) gathered liabilities listed on the credit report to be included in the debt-to-income ratio as appropriate.

Employment and Income: AMC determined whether applicable supporting employment and income documentation required by the guidelines, and as applicable Appendix Q or ATR, was present in the mortgage loan file and where possible, wasn’t fraudulent. This documentation was used to verify whether the income used to qualify the mortgage loan was calculated in accordance with the guidelines and may have included items such as: (i) verbal or written verification of employment, (ii) pay stubs, (iii) W-2 forms, (iv) tax returns, (v) financial statements, (vi) IRS tax transcripts, and (vii) Bank Statements.

Asset Review: AMC assessed whether the asset documentation required by the guidelines, and as applicable, Appendix Q or ATR, was present in the mortgage loan file. Utilizing this documentation, AMC completed a review of the reserve calculation and any large deposits. Documentation verifying assets for down payment, closing costs, prepaid items and reserves may have included: (i) verification-of-deposit (“VOD(s)”), (ii) depository account statements, (iii) stock or security account statements, (iv) gift funds, (v) escrow or earnest money deposits, and (vi) settlement statements or other evidence of conveyance and transfer of funds (if a sale of assets was involved).

Hazard/Flood Insurance/Taxes: A review of the insurance present on the mortgage loan was also performed by AMC. During the course of this review, AMC (i) verified that the hazard insurance met the minimum required amount of coverage in the guidelines, (ii) confirmed that the mortgage clause listed the lender’s name and “its successors and assigns,”, (iii) confirmed that the premium amount on both the hazard and flood insurance matched what was used in the DTI calculations, (iv) reviewed the tax certificate to verify and compare monthly escrows used to calculate DTI matched and that taxes were current, (v) confirmed that the flood certification was for the correct borrower, property, lender and mortgage loan number and was a “Life of Loan” certification, and (vi) completed other property specific items including (a) for condominium properties, confirming that the blanket policy met the minimum amount of coverage in the guidelines and (b) for properties in a flood zone per the flood certification, confirming that flood insurance met guideline requirements and met the minimum required amount of coverage in the guidelines.

DU/LP Review: When provided and appropriate, AMC verified that DU findings included an approved/ineligible decision where required by the guidelines. However, all Loans are manually underwritten with documentation requirements determined by the guidelines and not AUS findings.

Occupancy Review: AMC confirmed the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Guideline Review: During the course of the review, AMC confirmed the mortgage loan was originated in accordance with required guidelines by reviewing conformity of mortgage loan, transaction type, and borrower characteristics to stated guidelines. Mortgage characteristics examined included (i) DTI of the borrower, (ii) the LTV/TLTV/HTLTV, (iii) the credit score for each borrower, (iv) asset reserves of the borrower, (v) property type, (vi) property usage, and (vii) other property specific items including, for condominium or cooperative properties, assessing whether the condominium or cooperative project adheres to required guidelines.

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Fraud Review: AMC reviewed fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, AMC conditioned the mortgage loan for the missing fraud report product.

If a report was present, AMC reviewed the report for (i) any name variations for the borrowers, (ii) any social security number variations for the borrowers, (iii) any potential occupancy issues based on the borrower’s address history, (iv) any noted employment issues, and (v) any additional consumers associated with the borrower’s profile. If any findings were noted, AMC confirmed that such findings and/or variations were addressed by the originator in the origination of the asset or that such red flag issues were fully addressed via mortgage loan documentation provided.

Title Review: AMC’s review included a review of the chain of title and the duration of ownership by the seller or borrower (whichever is applicable) satisfied the guidelines. Included in this review was a verification of whether the appropriate vestee was on the title documentation (if a purchase, the seller; if a refinance, the borrower) and that the title commitment addressed issues such as assessments; covenants, conditions and restrictions; access problems; vicinity of property to military airports; prior leases; court orders/divorce decrees; public probate issues; foreclosures; bankruptcies; judgment liens; state and federal tax liens; environmental liens, and oil/gas leases.

Additional Review of Mortgage Loan File: AMC also reviewed the closing documents to ensure that the mortgage loan file information is complete, accurate, and contains consistent documentation. Included in the portion of the review are items such as reviewing for (i) evidence of primary mortgage insurance, (ii) if the property is located in an area that was listed as a FEMA disaster zone post origination, (iii) the presence of loan modification documents, and (iv) general conformity to Fannie Mae or Freddie Mac approved formats at the time of origination.

BUSINESS PURPOSE SCOPE

Each loan, reviewed under this scope, was reviewed for adherence to the relevant credit policy as indicated by the Client. For this review, procedures followed included:

▪	Reviewing the provided Note, Mortgage/DOT, and Guaranty Agreement(s) to confirm execution, adherence to the credit policy, and agreement with other Loan Approval documentation.
▪	Examining appraisal reports, BPO’s, and appraisal reviews to determine if the property type is consistent with underwritten property type and usage (such as evidence/an indication of either owner or tenant occupancy) and comparing this information against other relevant information contained within applicable sections of the loan file to evaluate consistency, accuracy, and adherence to the credit policy.
▪	Reviewing environmental reporting, Flood Certification, and Evidence of Insurance to confirm accuracy and adherence to credit policy requirements.
▪	Reviewing credit reporting, VOR/VOM, Background Check(s), and any applicable Letter(s) of Explanation to confirm accuracy, adherence to credit policy requirements, and consistency with the Final Loan Approval worksheet.
▪	Reviewing HUD-1’s, Title Search, Purchase Agreements, existing leases/rent rolls, and verification of funds with loan terms, and underwritten approved terms and amounts/LTV/LTC as well as adherence to credit policy requirements.
▪	Reviewing LOI/LOE(s) for presence of un-qualified statement of business and occupancy intent, confirmation that the LOI/LOE cited address is consistent with the subject property address, and that signatory(s) are consistent with the identified borrower(s)/guarantor(s).
▪	Reviewing Final Form 1003/Loan application to ensure complete execution that the subject property listed is consistent with the subject property, and that the listed residence for the Individual(s) is an address other than the subject property.
▪	Confirming, if applicable, business license(s) and P&L’s are present, valid, and adhere to credit policy requirements.
▪	Confirming, if applicable, second mortgage documents are present, valid, align with approved terms amounts, and adhere to credit policy requirements.
▪	Reviewing final loan approval worksheets for accuracy, completion, documentation of approval for any exceptions, and evaluating such items for agreement/consistency with all other documentation contained in the review file.
▪	Reviewing the Certification of Business Purpose and Certification of Non-Owner Occupancy and Indemnity for presence of completed fields and verifying that the handwritten Primary Residence address differs from the subject property address and is signed/dated as required.
▪	Verifying presence of a complete Certification of Non-Owner Occupancy and Indemnity document for each individual borrower/co-borrower/guarantor identified within the subject note/guaranty agreement, including the presence of either individual certifications or one certificate containing all required signatures.

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▪	Comparing the Primary Residence address(es) listed for consistency between the Final Form 1003/Loan application(s) and the Certification(s) of Non-Owner Occupancy and Indemnity.
▪	Documenting any non-approved credit policy exceptions and/or inconsistencies and reporting and/or marking such items for further dialogue.
▪	Gathering the components of the DSCR from source documentation provided in the loan file during the course of the review. Where applicable, AMC sums per the guidelines the principal and interest payment as well as the tax, insurance and HOA payment to arrive at a monthly property expense. This number is used as the denominator to the monthly lease or estimated lease income as per the guidelines.

Documents reviewed include the following items (* = where applicable):

Note	Business License*	Flood certificates
Guaranty Agreement(s)*	Business P&L’s*	Purchase agreement(s)*
Deed of Trust / Mortgage	Verification of down payment funds/ funds to close / reserve funds*	Final HUD-1
Non-Owner-Occupancy & Business – Purpose Letter of Intent (LOI) / Letter of Explanation (LOE)	Appraisal Report	Title Search Documentation
Final Form 1003 / Loan Application(s)	Broker Price Opinion and market rent addendum*	Evidence of Hazard / Liability / Flood Insurance coverage
Credit Report(s)	Appraisal Review documentation*	Second mortgage documentation*
Verification of Rent / Mortgage (VOR/VOM) payment history*	Existing Leases*	Certification(s) of Business purpose of loan
Identification / proof of residency status	Rent Roll*	Certification(s) of Non-Owner Occupancy and Indemnity*
Background check	Environmental reports

(6) Value of collateral securing the assets: review and methodology.

AMC’s review included a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property. AMC’s review included verifying the appraisal report was (i) on the appropriate GSE form, (ii) materially complete, (iii) in conformity with the guideline requirements for the property type in question, (iv) completed by an appraiser that was actively licensed to perform the valuation, (v) completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA, (vi) made and signed prior to the final approval of the mortgage loan application, (vii) completed and dated within the guideline requirements, (viii) made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

With regard to the use of comparable properties, AMC’s review (i) captured the relative comparable data (gross and net adjustments, sale dates and distance from subject property) and ensured that such comparable properties are within standard appraisal guidelines; (ii) confirmed the property value and square footage of the subject property was bracketed by comparable properties, (iii) verified that comparable properties used are similar in size, style, and location to the subject, and (iv) checked for the reasonableness of adjustments when reconciling value between the subject property and comparable properties.

Other aspects of AMC’s review included (i) verifying that the address matched the mortgage note, (ii) verifying that the appraisal  and the policies and procedures with regard to appraisal, including the appropriate level of review, when originating the mortgage loan, were followed, (iii) noting whether the property zip code was declared a FEMA disaster area after the valuation date and notifying the Client of same (iv) confirming the appraisal report does not include any apparent environmental problems, (v) confirming the appraisal notes the current use of the property is legal or legal non-conforming (grandfathered), (vi) reviewing pictures to ensure (a) that the property is in average or better condition and any repairs are noted where required and (b) that the subject property is the one for which the valuation was ordered and that there are no negative external factors; and (vii) confirming that the value product that was used as part of the origination decision was directly accessible to AMC. If more than one valuation was provided, AMC confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, AMC created an exception.

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(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which AMC is relying in reaching such findings.

With regard to TILA-RESPA Integrated Disclosure (“TRID”) testing, AMC implemented the TRID scope of review referenced within the Regulatory Compliance section (III) based on (i) the RMBS 4.0 TRID Compliance Review Scope published by the Structured Finance Association (“SFA”) (formerly, the Structured Finance Industry Group, “SFIG”) (the "SFA Compliance Review Scope") and (ii) outside counsel’s interpretations of the published regulations as of the date of review of each mortgage loan. AMC worked with outside counsel and continues to obtain updated interpretations relative to the informal guidance provided by the Consumer Financial Protection Bureau (“CFPB”) which has caused alterations in the review scope and severity of TRID related exceptions, including applicable cures. (This will continue as necessary as additional guidance becomes available, as well as any future rulemaking.) While AMC continues to make a good faith effort to identify material TRID exceptions and apply the appropriate grading, the implementation of new regulations (including TRID) that impact residential mortgages carries certain interpretive risk and continues to evolve, impacting the review scope and exception severity. AMC has worked closely with the NRSROs and the Client to disclose, as mutually agreed upon by the parties, the relevant exceptions per AMC’s suggested review implementation as reviewed by outside counsel; however, no assurances can be provided and/or are given that AMC has included within its Review all areas that may represent risk to the securitization trust, or that areas of risk identified by AMC will result in the potential level of risk indicated by an Event Level or NRSRO grade.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to AMC. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. AMC does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by AMC.

AMC reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23, §1026.15):
i)	failure to provide the right of rescission notice;
ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);
iii)	errors in the right of rescission notice;
iv)	failure to provide the correct form of right of rescission notice;
v)	failure to provide the three (3) business day rescission period;
vi)	any material disclosure violation on a rescindable mortgage loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures, or those related to prepayment penalties on covered transactions; and
vii)	with respect to applicable exception remediation measures, confirm that a letter of explanation, a refund if applicable, new corrected material disclosures and a new notice of right to cancel was provided.

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b)	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:
i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);
ii)	proper execution by all required parties;
iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and
iv)	timing of initial and re-disclosed TIL(s).
c)	Home Equity Plans Disclosures (§§1026.6, 40) as applicable
i)	failure to provide the applicable home equity initial and account opening disclosures; and
ii)	failure to provide the applicable home equity initial and account opening disclosures in a timely manner.
d)	Tolerances (§§1026.18, 22 23, and 38):
i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge.
iii)	inaccurate Total of Payments outside of applicable tolerance by comparing disclosed Total of Payments to re-calculated Total of Payments.
e)	High-cost Mortgage (§§1026.31, 32 and 34):
i)	points and fees threshold test;
ii)	APR threshold test;
iii)	prepayment penalty threshold test; and
iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage.
f)	Higher-priced Mortgage Loan (§1026.35):
i)	APR threshold test; and
ii)	compliance with the escrow account and appraisal requirements as applicable.
g)	With respect to brokered mortgage loans, the Prohibitions and Restrictions related to Loan Originator Compensation and Steering (§1026.36):
i)	review relevant documentation to determine if compensation to a Loan Originator was based on a term of the transaction;
ii)	review relevant document to determine if there was dual compensation; and
iii)	review the presence of the mortgage loan option disclosure and to determine if the Steering Safe Harbor provisions were satisfied.
(1)	Note: Where available, AMC reviewed the relevant documents in the mortgage loan file and, as necessary, attempted to obtain the mortgage loan originator compensation agreement and/or governing policies and procedures of the mortgage loan originator. In the absence of the mortgage loan originator compensation agreement and/or governing policies and procedures, AMC’s review was limited to formal general statements of entity compliance provided by the mortgage loan originator, if any. These statements, for example, were in the form of a letter signed by the seller correspondent/mortgage loan originator or representations in the mortgage loan purchase agreement between the Client and seller correspondent;
h)	Homeownership counseling (§1026.36):
i)	determine if the creditor obtained proof of homeownership counseling in connection with a mortgage loan to a first time homebuyer that contains a negative amortization feature.
i)	Mandatory Arbitration Clauses (§1026.36):
i)	determine if the terms of the mortgage loan require arbitration or any other non-judicial procedure to resolve any controversy or settle any claims arising out of the transaction.
j)	Prohibition on Financing Credit Insurance (§1026.36):
i)	determine if the creditor financed, directly or indirectly, any premiums or fees for credit insurance.
k)	Nationwide Mortgage Licensing System (NMLS) & Registry ID on Loan Documents (§1026.36):
i)	review for presence of mortgage loan originator organization and individual mortgage loan originator name and NMLSR ID, as applicable, on the credit application, note or mortgage loan contract, security instrument, Loan Estimate and Closing Disclosure; and
ii)	verify the data against the NMLSR database, as available.

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(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm the presence of the current GFE form in effect at the time of origination;
ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;
iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to mortgage loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
v)	confirm the presence of a settlement service provider list, as applicable.
b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
i)	confirm current applicable HUD form was provided;
ii)	determination that the mortgage loan file contains the final HUD;
iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and
iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
c)	GFE and Final HUD Comparison (§1024.7) as applicable for loans with application dates prior to October 3, 2015:
i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;
ii)	confirm mortgage loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and mortgage loan documents; and
iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):
i)	confirm the presence of the Servicing Disclosure Statement form in the mortgage loan file;
ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;
iii)	confirm the presence of the Special Information Booklet in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower;
iv)	confirm the Special Information Booklet was provided within three (3) business days of application;
v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the mortgage loan file in the event the lender has affiliated business arrangements;
vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;
vii)	confirm the Affiliated Business Arrangement Disclosure is executed;
viii)	confirm the presence of the Initial Escrow Disclosure Statement in the mortgage loan file and proper timing;
ix)	confirm that the creditor provided the borrower a list of homeownership counselling organizations within three (3) business days of application; and
x)	confirm that the list of homeownership counselling organizations was obtained no earlier than 30 days prior to when the list was provided to the mortgage loan applicant.

(III) Sections 1098 and 1100A of Dodd-Frank amending TILA and RESPA, as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below (applicable only for mortgage loans with application dates on or after October 3, 2015):

a)	Loan Estimate (LE) (§§1026.19 and 37):
i)	confirm the presence of LE for applications on or after October 3, 2015;
ii)	confirm the initial LE date indicates it was delivered or placed in the mail within three (3) business days of application;
iii)	confirm that certain sections of each LE determined to carry assignee liability under the SFA Compliance Review Scope were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the LE;
iv)	confirm the initial LE was delivered or placed in the mail not later than seven (7) business days prior to consummation of the transaction, or such period was waived due to a bona fide financial emergency;

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v)	confirm that each revised LE is accompanied by valid written documentation explaining the reason for re-disclosure to allow for fee increases based on a valid change of circumstance and was timely provided within 3 business days of issuance;
vi)	capture whether a settlement service provider list (“SSPL”) was provided (in instances when a consumer is given an opportunity to shop for services). Failure to provide SSPL is not cited separately under SFA compliance review scope, however, absence of SSPL from loan file is treated as not provided and impacts fee tolerance categories as prescribed by regulation;
vii)	confirm borrower received LE not later than four (4) business days prior to consummation; and
viii)	confirm LE was not provided to the borrower on or after the date of the CD.
b)	Closing Disclosure (CD) (§§1026.19 and 38):
i)	confirm the presence of CD for applications on or after October 3, 2015;
ii)	confirm the borrower received CD at least three (3) business days prior to consummation, or that such period was waived due to a bona fide financial emergency;
iii)	confirm that certain sections of each CD determined to carry assignee liability under the SFA Compliance Review Scope were accurately completed and that information was reflected in the appropriate locations, which, in certain instances, was based solely on the information disclosed on the CD;
iv)	confirm that a revised CD was received in a timely manner if the initial or any revised CD became inaccurate;
v)	identify tolerance violations based on the charges disclosed on the initial and interim LE’s, initial CD, and reflected on the final CD;
vi)	with respect to tolerance violations based on the disclosed charges on the LE and CD, confirm that the creditor cured the violations no later than 60 days after consummation, or within 60 days of discovery; and
vii)	with respect to applicable exception remediation measures for numerical exceptions, confirm that a letter of explanation, as well as a refund as applicable, was delivered or placed in the mail no later than 60 days after discovery of the exception establishing the need for a revised CD or with respect to exception remediation measures for non-numerical exceptions, that a corrected CD was delivered or placed in the mail no later than 60 days after consummation. (In an attempt to establish a best practices approach to pre-securitization due diligence, as it applies to TILA RESPA Integrated Disclosure testing, the Structured Finance Association (“SFA”) has a working group that consists of industry participants including third party review providers and law firms who agreed to a standardized approach to remediation considerations. This approach is intended to be based on a reasoned legal analysis that expressly assumes that courts will interpret TRID in accordance with the principals of liability set forth in the letter to the MBA from Richard Cordray, the Director of the CFPB. No assurances can be provided that the courts in question will interpret TRID in accordance with the SFA Compliance Review Scope.)
c)	Your Home Loan Toolkit (§1026.19):
i)	confirm the presence of Your Home Loan Toolkit in the mortgage loan file or that the mortgage loan file contains documentary evidence that the disclosure was provided to the borrower; and
ii)	confirm Your Home Loan Toolkit was delivered or placed in the mail not later than three (3) business days after receipt of application.

(IV) Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43, as set forth below:

a)	The general Ability to Repay (ATR) underwriting standards (12 C.F.R. 1026.43(c));
b)	Refinancing of non-standard mortgages (12 C.F.R. 1026.43(d));
c)	Qualified Mortgages (QM) (12 C.F.R. 1026.43(e) (including qualified mortgages as separately defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.)); and
d)	Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)).

AMC reviews applicable mortgage loans for compliance with the ATR and QM rule requirements based upon each mortgage loan’s originator designation (Safe Harbor QM, Higher-priced QM, Temporary SHQM, Temporary HPQM, Non-QM, Exempt from ATR). AMC determines the mortgage loan’s status under the ATR or QM rule requirements and assigns a due diligence mortgage loan designation. Generally, AMC notes as a material exception if the due diligence findings do not confirm the originator’s mortgage loan designation. Additionally, AMC notes if an originator mortgage loan designation was not provided.

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Qualified Mortgage

With respect to QM (Safe Harbor and Higher-priced) designated mortgage loans, AMC reviews the mortgage loan to determine whether, based on available information in the mortgage loan file: (i) the mortgage loan contains risky mortgage loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately, (iv) the creditor considered and verified income or assets at or before consummation, (v) the creditor appropriately considered debt obligations, alimony and child support, and (vi) depending on the application date, defined in accordance with 1026.2(a)(3)(ii) and the loan designation provided on the subject loan, either:

1.)	for loans with an application date, defined in accordance with § 1026.2(a)(3)(ii), prior to 3/1/2021, at the time of consummation, if the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source,
2.)	for loans with an application date, defined in accordance with § 1026.2(a)(3)(ii), on or after 3/1/2021, but before 10/1/2022, submitted with a loan designation of Safe Harbor QM, Higher Priced QM, Safe Harbor QM (43-Q), or Higher Priced QM (43-Q), whether at the time of consummation, the debt-to-income ratio exceeds 43% (calculated in accordance with Appendix Q to Regulation Z). This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source, or
3.)	for loans with an application date, defined in accordance with § 1026.2(a)(3)(ii), taken on or after 3/1/2021, submitted with a loan designation of Safe Harbor QM (APOR), or Higher Priced QM (APOR), “Revised QM”, whether the APR exceeds the average prime offer rate by 2.25 or more percentage points, (additional thresholds applicable for lower loan balances, subordinate lien covered transactions and certain manufactured homes loan amounts), and whether the loan does not meet the credit guidelines without a documented exception and compensating factors.

For the loans determined to be Safe Harbor QM (APOR), in the event the lender provided a Verification Safe Harbor, (“VSH”) indicator of “Yes” on the loans, that would be reflected as such in the reports. In the event the lender provided a VSH indicator of “No” on the loans that would be reflected in the reports. In the event the lender did not provide a VSH indicator on the loans, the loans would be identified as “Not Stated” in the reports.

* Note, for loans in which the lender provided the VSH indicator, AMC captured it, but did not verify the VSH indicator.

Notwithstanding the above, for loans with the variance evaluation of VSH performed by AMC on QM (APOR) loans, the Lender provided a VSH Indicator of “Yes”. The VSH indicator was provided within the loan images, on the data tape, deal notes, or as part of the loan program/guidelines to which the loan was originated. The loan guidelines utilized one of the specified GSE June 2020 guidelines to meet VSH.  In the event the lender identified the loan to have VSH status, then AMC reviewed to identify documentation variances that would cause one to question the VSH attestation from the lender. If variances were identified, then the loan would not be identified by AMC to meet the VSH documentation requirements under either the Fannie Mae guidelines or under the Freddie Mac guidelines. The results of the variance analysis are reflected in the reports.

This portion of the Review includes a recalculation of all income and liabilities with attention to the appropriate documentation of each source.

If a mortgage loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, AMC reviews the mortgage loan to determine whether, based on available information in the mortgage loan file, if the mortgage loan satisfied (i), (ii) and (iii) in the preceding paragraph. In addition, AMC reviews the Automated Underwriting System output within the file to confirm agency eligibility.

For each QM designated mortgage loan that satisfied the applicable requirements enumerated above, AMC then determines whether the mortgage loan is a Safe Harbor QM or Higher Priced QM by comparing the mortgage loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage. The Review also includes determining, as applicable, whether a mortgage loan is a qualified mortgage as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.), and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.).

For each QM designated mortgage loan that does not satisfy the applicable requirements enumerated above, AMC then determines whether the mortgage loan complies with the ATR rule consideration and verification requirements and provides a due diligence designation of Non-QM compliant or non-compliant.

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General Ability to Repay

AMC reviews the mortgage loan to determine whether, based on available information in the mortgage loan file, the creditor considered, as applicable, the following eight underwriting factors, and verified such information using reasonably reliable third-party records, at or before consummation: (i) the consumer's current or reasonably expected income or assets, (ii) if the creditor relied on income from the consumer's employment in determining repayment ability (the consumer's current employment status); (iii) the consumer's monthly payment; (iv) the consumer's monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made; (v) the consumer's monthly payment for mortgage-related obligations; (vi) the consumer's current debt obligations, alimony, and child support; (vii) the consumer's monthly debt-to-income ratio or residual income; and (viii) the consumer's credit history. This portion of the Review also focuses on full recalculation of income and debts, as well as the documentation provided to support each item used in originator’s determination of the ability to repay.

AMC reviews mortgage loans to determine their conformity with the ATR/QM factors above, and is not rendering an independent assessment or opinion, warranting or representing that a mortgage loan will be deemed to conform to Safe Harbor, Rebuttable Presumption, ATR or other status based on any additional or revised factors that may be considered by legislative, regulatory, administrative or judicial authorities (“Authorities”). AMC does not represent or warrant that the factors for which it is reviewing the mortgage loans constitute all of the factors and/or criteria that Authorities may consider in determining the status of a mortgage loan. AMC’s review is based on information contained in the mortgage loan file at the time it is provided to AMC to review, and only reflects information as of that point in time.

(V) The Equal Credit Opportunity Act, as implemented by Regulation B, 12 C.F.R. Part 1002, as set forth below:

a)	Providing Appraisals and Other Valuations (12 C.F.R. 1002.14):
i)	timing and content of the right to receive a copy of the appraisal disclosure;
ii)	charging of a fee for a copy of the appraisal or other written valuation;
iii)	timing of creditor providing a copy of each appraisal or other written valuation; and
iv)	with respect to a borrower that has waived the three (3) business day disclosure requirement, confirm that (a) the borrower has signed the waiver or other acknowledgment at least three (3) business days prior to consummation; and (b) that the lender has provided copies of appraisals and other written valuations at or prior to consummation.

(VI) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06, as amended by Lender Letters LL-2013-05 and LL-2013-06 and Selling Guide Announcement SEL-2013-06;

(VII) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(VIII) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” mortgage loans, “covered” mortgage loans, “higher-priced” mortgage loans, “home” mortgage loans or any other similarly designated mortgage loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(IX) Federal and state specific late charge and prepayment penalty provisions.

(X) Recording Review

AMC noted the presence of recorded documents, when available. However, the majority of mortgage loans in the review population were new production and have only been closed for days or weeks at the time AMC reviewed the mortgage loans and thus have not yet been recorded. AMC verified that documents in the mortgage loan file (most typically closing instructions) included lender instructions for recording, and as applicable, the date the documents were sent for recording, and/or the date that the documents will be recorded.

As part of the portion of the Review described in this section, AMC will analyze and capture data from the source documents identified in the Document Review below, as applicable.

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(XI) FIRREA Review

AMC confirmed that the appraiser and the appraisal made by such appraiser both satisfied the requirements of Title XI of FIRREA. Specifically, AMC reviewed the appraisal for conformity to industry standards, including ensuring the appraisal was complete, that the comparable properties and adjustments were reasonable and that pictures were provided and were accurate.

In addition, AMC accessed the ASC database to verify that the appraiser, and if applicable the appraiser’s supervisor, were licensed and in good standing at the time the appraisal was completed.

(XII) Document Review

AMC reviewed each mortgage loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent (where applicable):

▪	Initial application (1003);
▪	Underwriting summary / loan approval (1008);
▪	Credit report;
▪	Income and employment documentation;
▪	4506T;
▪	Asset documentation;
▪	Sales contract;
▪	Hazard and/or flood insurance policies;
▪	Copy of note for any junior liens;
▪	Appraisal;
▪	Title/Preliminary Title;
▪	Final 1003;
▪	Changed circumstance documentation;
▪	Right of Rescission Disclosure;
▪	Mortgage/Deed of Trust;
▪	Note;
▪	Mortgage Insurance;
▪	Tangible Net Benefit Disclosure;
▪	Subordination Agreement;
▪	FACTA disclosures;
▪	Notice of Special Flood Hazards;
▪	Initial and final GFE’s;
▪	HUD from sale of previous residence;
▪	Final HUD-1;
▪	Initial TIL;
▪	Final TIL;
▪	Loan Estimates;
▪	Closing Disclosures; and
▪	Certain other disclosures related to the enumerated tests set forth herein.

(8) Other: review and methodology.

The final review results reflected in the Overall Review Results Summary herein may include additional exceptions identified after AMC’s initial review was completed where loan level issues were identified by external parties as a result of separate, distinct quality control evaluation of the loan files. In such cases, any additional exceptions cited by any such quality control evaluation would either be reflected (i) as an open exception or (ii) remediated if required documentation and/or curative actions were provided to AMC. The exception totals reflected herein, and corresponding Exception Rating, include exceptions that were so subsequently identified, if any. Please note that only a limited number of loans, if any, reflected in the Review Results Summary were subject to such external quality control evaluations.

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(9) Disclaimer.

Except as expressly enumerated above, please be advised that SitusAMC has not performed any review to determine whether the mortgage loans covered in this Report complied with federal, state or local laws, constitutional provisions, regulations, ordinances or any other laws or guidance, including, without limitation, licensing and general usury laws (“Applicable Law”).  Further, there can be no assurances that in performing the review and preparing this Report that SitusAMC has uncovered all relevant factors and potential issues relating to the origination of the mortgage loans, their compliance with Applicable Law, or the original appraisals relating to the mortgaged properties, or that SitusAMC has uncovered all relevant factors that could affect the future performance of the mortgage loans. Please note that the results set forth in this Report are dependent upon receipt of complete and accurate data regarding the mortgage loans from mortgage loan originators, sponsors, issuers, underwriters, and other third parties upon which SitusAMC is relying in reaching such results.  Except as expressly stated herein, SitusAMC did not verify the data relied upon in performing its review and producing this Report.  In addition, the findings and conclusions set forth in this Report are provided on an “as is” basis and are based on available information and Applicable Law as of the date of this Report, and SitusAMC does not undertake any obligation to update or provide any revisions to this Report to reflect events, circumstances, changes in Applicable Law, or changes in expectations after the date this Report was issued.  SitusAMC also hereby disclaims any representation or warranty as to accuracy or completeness of the Report, the inclusion or omission of any facts or information, or as to its suitability, sufficiency, or appropriateness for the purposes of the transaction parties or investors or the use of the Report in preparation of any other document in connection with the subject transaction.).

Please be further advised that SitusAMC does not employ personnel who are licensed to practice law in the various jurisdictions covered in this Report, and the results set forth in this Report do not constitute legal advice or legal opinions whatsoever. The findings are recommendations or conclusions based on information provided to SitusAMC and are not statements of fact or legal conclusions. Information contained in the Report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce, or otherwise allow claims beyond the statute of limitations identified in the Report based on certain factors, including the facts and circumstances of an individual mortgage loan.  The authorities administering the Applicable Law that was part of the review have broad discretionary powers which may permit such authorities, among other things, to withdraw exemptions accorded by statute or regulation, to impose additional requirements or to reach a conclusion that is not consistent with the results set forth in the Report. All decisions as to whether to issue, purchase, hold, sell or otherwise transact in securities backed by the mortgage loans reviewed in this Report, any investment strategy, and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such securities, shall be made solely by the parties to or investors in the transaction. The results set forth in this Report do not constitute tax or investment advice.  The scoring models in this Report are designed to identify potential risk in the securities backed by the mortgage loans reviewed, and each party or investor assumes sole responsibility for determining the suitability of the information for its particular use. SitusAMC does not make any representation or warranty (express or implied) as to the value of any mortgage loan or mortgage loan’s collateral that has been reviewed by SitusAMC.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs listed in the Form ABS Due Diligence-15E.

OVERALL REVIEW RESULTS SUMMARY

There were nineteen (19) Loans reviewed by AMC. After all documents were presented, under the applicable S&P NRSRO grading criteria 17 (89.47%) had an Overall grade of “A” and 2 (10.53%) had an Overall grade of “B”.

S&P Overall Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	17	89.47%
B	2	10.53%
C	0	0.00%
D	0	0.00%
Total	19	100.00%

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COMPLIANCE RESULTS SUMMARY

Fourteen (14) Loans are DSCR loans and did not have a compliance grade. After all documents were presented, under the applicable S&P NRSRO grading criteria, all five (100.00%) had a Compliance grade of “A”.

S&P Compliance Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	5	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	5	100.00%

CREDIT RESULTS SUMMARY

All nineteen (19) Loans (100%) reviewed received an “A” or “B” Credit grade.

S&P Credit Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	17	89.47%
B	2	10.53%
C	0	0.00%
D	0	0.00%
Total	19	100.00%

PROPERTY/VALUATION RESULTS SUMMARY

All nineteen (19) Loans (100%) reviewed under the applicable rating agency criteria, received an “A” Property grade.

Property Loan Grades
Final Loan Grade	# of Loans	% of Loans
A	19	100.00%
B	0	0.00%
C	0	0.00%
D	0	0.00%
Total	19	100.00%

EXCEPTION CATEGORY SUMMARY

The table below summarizes the individual exceptions which carried an associated “B”, “C”, or “D” level exception grade. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	S&P Final Exception Rating	Exception Category	Total
Credit	B	Guideline	1
		Missing Document	1
		Total Credit Grade (B) Exceptions:	2
Total Credit Exceptions:			2
Grand Total:			2

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TAPE INTEGRITY REVIEW RESULTS SUMMARY

The nineteen (19) Loans reviewed had a total of fifty-one (51) different tape discrepancies across twenty-six (26) data fields (some Loans had more than one data delta). The largest variances were found on Borrower Last Name, Prepayment Penalty Period (months) and Credit Application Date where the data tape information did not coincide with the documentation type found in the loan file.

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	19	0.00%	19
Amortization Term	1	18	5.56%	19
Amortization Type	0	18	0.00%	19
Appraisal As-Is Value	1	1	100.00%	19
Appraisal Effective Date	1	1	100.00%	19
Appraised Value	1	18	5.56%	19
Borrower Citizenship	0	1	0.00%	19
Borrower First Name	1	3	33.33%	19
Borrower FTHB	1	1	100.00%	19
Borrower Last Name	10	19	52.63%	19
Borrower SSN	1	1	100.00%	19
Cash From Borrower	1	1	100.00%	19
City	0	19	0.00%	19
Contract Sales Price	1	3	33.33%	19
Creditor Application Date	5	12	41.67%	19
Doc Type	1	1	100.00%	19
Escrow Account	0	1	0.00%	19
First Payment Date	1	18	5.56%	19
Interest Only	1	1	100.00%	19
Investor: Qualifying Total Debt Ratio	0	1	0.00%	19
Lien Position	0	3	0.00%	19
Loan Property Count	0	1	0.00%	19
Maturity Date	1	19	5.26%	19
Neg Am	1	1	100.00%	19
Note Date	2	18	11.11%	19
Occupancy	0	3	0.00%	19
Original CLTV	0	2	0.00%	19
Original HLTV	1	1	100.00%	19
Original Interest Rate	0	19	0.00%	19
Original Loan Amount	0	19	0.00%	19
Original LTV	0	19	0.00%	19
Original P&I	1	19	5.26%	19
Original Term	0	2	0.00%	19
PITIA Reserves Months	1	1	100.00%	19
Prepayment Penalty	0	16	0.00%	19
Prepayment Penalty Period (months)	7	12	58.33%	19
Product Description	1	1	100.00%	19
Property Type	4	19	21.05%	19
Purpose	0	3	0.00%	19
Representative FICO	0	19	0.00%	19
State	0	19	0.00%	19
Street	0	19	0.00%	19
Subject Debt Service Coverage Ratio	3	14	21.43%	19
Total Income	1	1	100.00%	19
Universal Loan Identifier (ULI)	1	1	100.00%	19
Zip	0	19	0.00%	19
Total	51	427	11.94%	19

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ADDITIONAL LOAN POPULATION SUMMARY (some totals may not add due to rounding)

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	19	100.00%	$9,980,840.00	100.00%
Total	19	100.00%	$9,980,840.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
1	19	100.00%	$9,980,840.00	100.00%
Total	19	100.00%	$9,980,840.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance
Cash Out: Other/Multi-purpose/Unknown Purpose	7	36.84%	$4,042,999.00	40.51%
Other-than-first-time Home Purchase	6	31.58%	$3,227,550.00	32.34%
Rate/Term Refinance - Borrower Initiated	6	31.58%	$2,710,291.00	27.15%
Total	19	100.00%	$9,980,840.00	100.00%

Original Term	Loan Count	% of Loans	Original Balance	% of Balance
241-360 Months	19	100.00%	$9,980,840.00	100.00%
Total	19	100.00%	$9,980,840.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance
Single Family Detached	14	73.68%	$6,980,670.00	69.94%
Condo, Low Rise	1	5.26%	$188,000.00	1.88%
PUD	3	15.79%	$2,540,250.00	25.45%
2 Family	1	5.26%	$271,920.00	2.72%
Total	19	100.00%	$9,980,840.00	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance
Primary	5	26.32%	$2,994,050.00	30.00%
Investment	14	73.68%	$6,986,790.00	70.00%
Total	19	100.00%	$9,980,840.00	100.00%

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Rating Agency Grades

Run Date - 5/7/2026 2:12:29 PM

LOAN INFORMATION						INITIAL CREDIT LOAN GRADES						INITIAL COMPLIANCE LOAN GRADES						INITIAL PROPERTY LOAN GRADES						INITIAL OVERALL LOAN GRADES						FINAL CREDIT LOAN GRADES						FINAL COMPLIANCE LOAN GRADES						FINAL PROPERTY LOAN GRADES						FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar	DBRS	Fitch	Kroll	Moody's	S&P	Morningstar
(redacted)	1	(redacted)				B	B	B	B	B		A	A	A	A	A		A	A	A	A	A		B	B	B	B	B		B	B	B	B	B		A	A	A	A	A		A	A	A	A	A		B	B	B	B	B
(redacted)	2	(redacted)				C	C	C	C	C		A	A	A	A	A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A
(redacted)	3	(redacted)				D	D	D	D	D								A	A	A	A	A		D	D	D	D	D		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	4	(redacted)				C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	5	(redacted)				C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	6	(redacted)				C	C	C	C	C								A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	7	(redacted)				A	A	A	A	A								A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	8	(redacted)				C	C	C	C	C		A	A	A	A	A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A
(redacted)	9	(redacted)				C	C	C	C	D		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	D		B	B	B	B	B		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		B	B	B	B	B
(redacted)	10	(redacted)				C	C	C	C	C		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	11	(redacted)				C	C	C	C	D		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	D		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	12	(redacted)				C	C	C	C	C		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	13	(redacted)				C	C	C	C	C		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	14	(redacted)				A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	15	(redacted)				A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	16	(redacted)				A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	17	(redacted)				C	C	C	C	C		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		C	C	C	C	C		A	A	A	A	A		N/A	N/A	N/A	N/A	N/A		A	A	A	A	A		A	A	A	A	A
(redacted)	18	(redacted)				A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A
(redacted)	19	(redacted)				A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A		A	A	A	A	A

Exception Grades

Run Date - 5/7/2026 2:12:29 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
(redacted)	1	(redacted)		33217105			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing [redacted] month housing history. If borrower is living rent free with anyone other than spouse borrower is not eligible for financing.	Borrower has been employed in the same industry for more than [redacted] years. Borrower has verified disposable income of at least $[redacted]. Borrower has worked in the same position for more than [redacted] years. Borrowers made a down payment from their own funds on this purchase transaction of at least [redacted]% and $[redacted]. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least [redacted] points.	DTI: [redacted]% Guideline Maximum DTI: [redacted]% Guidelines Representative FICO: [redacted] Representative FICO: [redacted]	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-10-28): Client elects to waive with compensating factors.			10/28/2024	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
(redacted)	1	(redacted)		33217101			Credit	Title	Document Error	Title	The Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2024-10-31): Cleared. Buyer Comment (2024-10-29): Title supplement	10/31/2024			1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Exempt from ATR	Exempt from ATR	No
(redacted)	2	(redacted)		33440690			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Verification of rent for [redacted] Month Housing History is not located in the file.				Reviewer Comment (2025-03-17): Verification of rent for [redacted] Month Housing History received and updated. Exception cleared Seller Comment (2025-03-14): Proof of rental payments attached PROOF OF RENT.pdf (Unclassified) was uploaded	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		NY	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
(redacted)	3	(redacted)		34656691			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided		Borrower signed Note as member only, and not additionally as an individual.				Reviewer Comment (2025-09-02): Received and associated Guarantor Agreement. Exception Cleared. Seller Comment (2025-08-29): See attached Guarantor Agreement. Please clear Reviewer Comment (2025-07-23): Guarantor agreement required. Seller Comment (2025-07-21): Sent to [redacted] - Per [redacted] Guidelines [redacted]the Guarantor Agreement is only required on Correspondent loans and this is a Wholesale loan, so it is not required. [redacted] can reserve the right to request an Attorney Approval Letter which I have attached. Please Cancel	09/02/2025			1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Refinance - Rate/Term		D	A	D	A			A	A		N/A	No
(redacted)	4	(redacted)		35821740			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Owner of lease is [redacted], which is not the borrower or guarantor. Missing ownership confirmation.				Reviewer Comment (2025-12-23): Cleared. Buyer Comment (2025-12-18): Rebuttal: The lease is for subject property, and we have proven borrower owns property thru title etc. The lease shows [redacted] name and borrowers name as principal manager which means owner. Proof of ownership of the company is not necessary since we know borrower owns the property. Reviewer Comment (2025-12-18): Operating agreement provided is for, [redacted], the landlord is, [redacted]. Buyer Comment (2025-12-16): Uploaded - [redacted] Operating Agreement	12/23/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	4	(redacted)		35821741			Credit	Credit	Miscellaneous	Guideline	Credit Exception:						Reviewer Comment (2025-12-18): N/A Buyer Comment (2025-12-16): Uploaded - [redacted] Operating Agreement	12/18/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	4	(redacted)		35821742			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Current vested on title is [redacted], which is not the guarantor or entity.				Reviewer Comment (2025-12-18): Operating agreement provided to confirm ownership Buyer Comment (2025-12-16): Uploaded - - [redacted] Operating Agreement	12/18/2025			1	C	A	C	A	C	A	C	A	C	A		AL	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	5	(redacted)		35821758			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003 Error: Creditor Application Date was not provided		Initial credit application date is missing.				Reviewer Comment (2026-01-23): Disclosure tracking is showing application date. Exception cleared. Buyer Comment (2026-01-22): disclosure tracking uploaded	01/23/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	6	(redacted)		35821769			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Corporate Resolution not found in file.				Reviewer Comment (2026-02-02): Corporate Resolution provided Buyer Comment (2026-01-29): see attached Corporate Resolution	02/02/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	8	(redacted)		36052930			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-					Reviewer Comment (2026-02-20): Provided Buyer Comment (2026-02-18): uploaded econsent	02/20/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
(redacted)	9	(redacted)		36102408			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Per guidelines, leases obtained after application must have evidence of the security deposit. Lease start date is [redacted] and application date is [redacted]	Borrower's [redacted] reserves have been verified and exceed the amount required based on the guidelines by at least [redacted] months.	Reserves: [redacted] Guideline Requirement:	Originator,SitusAMC	Reviewer Comment (2026-03-06): Lender chose to use market rent. Provide exception with comp factors. Buyer Comment (2026-03-04): uploaded PCE			03/06/2026	2	C	B	C	B	C	B	C	B	D	B		WI	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No
(redacted)	10	(redacted)		36155218			Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing						Reviewer Comment (2026-02-27): Commitment provided Buyer Comment (2026-02-25): re-uploading title commitment/prelim Buyer Comment (2026-02-25): please clarify as the title commitment/Prelim was uploaded with credit pkg. pg [redacted]	02/27/2026			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	10	(redacted)		36155220			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Missing certificate of good standing for borrowing entity.				Reviewer Comment (2026-03-11): Certificate of good standing was provided and associated. Buyer Comment (2026-03-06): Certificate of Good Standing attached	03/11/2026			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	10	(redacted)		36155219			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		File is missing a copy of the Final Title Policy.				Reviewer Comment (2026-02-27): Commitment provided Buyer Comment (2026-02-25): title commitment/Prelim was uploaded with credit pkg. pg [redacted]	02/27/2026			1	C	A	C	A	C	A	C	A	C	A		MO	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
(redacted)	11	(redacted)		36155223			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Entity domiciled in a different [redacted] state than the subject property. Guidelines require proof that the entity is registered as a foreign entity in the subject property state. This is missing in the file.				Reviewer Comment (2026-03-13): Not required	03/13/2026			1	C	A	C	A	C	A	C	A	D	A		IL	Investment	Refinance - Cash-out - Other		D	A	D	A			A	A		N/A	No
(redacted)	12	(redacted)	36155225	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	File is missing additional verification of funds required to close. Account #[redacted] was provided and used totaling $[redacted]. Funds to close total $[redacted], which include fees paid outside of closing.	Reviewer Comment (2026-03-13): Final HUD provided

Buyer Comment (2026-03-12): See uploaded escrow's Final Settlement Statement stamped certified.  [redacted] fees should not play a factor in a [redacted] no ratio program..

Reviewer Comment (2026-03-11): We only have [redacted] bank statement in the file with asset balance of $[redacted]. The final settlement statement is showing cash from borrower $[redacted], we also have to verify the POC fees as well for this transaction. The total funds to close, when calculating the fees, include fees paid outside of closing. Final HUD in file reflects funds to close total $[redacted]+ the fees paid prior to closing. Please confirm the $[redacted] fee what fee is this for?

Reviewer Comment (2026-03-09): The total funds to close, when calculating the fees, include fees paid outside of closing. Final HUD in file reflects funds to close total $[redacted]+ the fees paid prior to closing.

Buyer Comment (2026-03-04): This is a [redacted] transaction you don't need to source any funds used for [redacted] payments. Per final SS borrower required to bring $[redacted] and as stated in the condition the borrower has $[redacted] in verified funds, please waive condition.
																		03/13/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	12	(redacted)		36155226			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Per guidelines, Unleased LTV/CLTV limits: [redacted] %. Missing lease to confirm the full DSCR for LTV calculation.				Reviewer Comment (2026-03-11): The DSCR is below [redacted] , and max LTV is [redacted]%. There is no lease in file to confirm the full DSCR calculation. Per tape, the DSCR is [redacted] and appraisal is tenant occupied. Reviewer Comment (2026-03-09): The DSCR is below [redacted], and max LTV is [redacted]%. There is no lease in file to confirm the full DSCR calculation. Per tape, the DSCR is [redacted] and appraisal is tenant occupied. Buyer Comment (2026-03-04): max LTV for unleased properties per GL [redacted] is [redacted]%, please waive condition.	03/11/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	12	(redacted)		36155227			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Per guidelines, Unleased LTV/CLTV limits: [redacted]%. Missing lease to confirm the full DSCR for LTV calculation.				Reviewer Comment (2026-03-11): The DSCR is below [redacted], and max LTV is [redacted]%. There is no lease in file to confirm the full DSCR calculation. Per tape, the DSCR is [redacted] and appraisal is tenant occupied. Reviewer Comment (2026-03-09): The DSCR is below [redacted] , and max LTV is [redacted]%. There is no lease in file to confirm the full DSCR calculation. Per tape, the DSCR is [redacted] and appraisal is tenant occupied. Buyer Comment (2026-03-04): max LTV for unleased properties per GL [redacted] is [redacted]%, please waive condition.	03/11/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	12	(redacted)		36155228			Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property and the absence of this document casts doubt on business purpose of loan.		Per appraisal, property is tenant occupied and there is no lease provided in file.				Reviewer Comment (2026-03-11): There is no lease in place, market rent was used. Reviewer Comment (2026-03-09): The DSCR is below [redacted] , and max LTV is [redacted]%. There is no lease in file to confirm the full DSCR calculation. Per tape, the DSCR is [redacted] and appraisal is tenant occupied. Buyer Comment (2026-03-04): per GL [redacted] unleased properties are allowed, please waive condition.	03/11/2026			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
(redacted)	13	(redacted)		36155230			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided		Spousal consent form was not found in file.				Reviewer Comment (2026-03-10): Closed in individual, exception cleared Buyer Comment (2026-03-10): per our UW team the spousal consent is not required as this loan didn't close as an entity.	03/10/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	13	(redacted)		36155231			Credit	Business Purpose	General	Business Purpose	Missing Document: Spousal Consent not provided.	-	Spousal consent form was not found in file.				Reviewer Comment (2026-03-10): Closed in individual, exception cleared Buyer Comment (2026-03-10): per our UW team the spousal consent is not required as this loan didn't close as an entity.	03/10/2026			1	C	A	C	A	C	A	C	A	C	A		TX	Investment	Purchase		C	A	C	A			A	A		N/A	No
(redacted)	17	(redacted)		36243317			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided		Certificate of Good Standing is missing for the borrowing entity.				Reviewer Comment (2026-03-20): provided Buyer Comment (2026-03-17): Please see updated cert. Reviewer Comment (2026-03-16): [redacted] is dated [redacted] and printed [redacted] which is when the [redacted] was formed. Need certificate of good standings closer to closing. Buyer Comment (2026-03-13): See uploaded Cert. of existence. It was included in the submitted package. Buyer Comment (2026-03-10): Cert. of Existence is the same as Cert. of good standing.	03/20/2026			1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No

Valuation Report

Run Date - 5/7/2026 2:12:29 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Note Date	Original Loan Amount	Sales Price	Value for LTV	As-Is Value for LTV	LTV Value Variance Amount	LTV Value Variance Percent	Primary Valuation Value	Primary Valuation Report Date	Primary Valuation Effective Date	Primary Valuation Type	Primary Valuation Company	Primary Valuation Appraiser Name	Primary Valuation Appraiser License Num	Primary Valuation FSD Score	Secondary Valuation Value	Secondary Valuation Variance Amount	Secondary Valuation Variance Percent	Secondary Valuation Report Date	Secondary Valuation Effective Date	Secondary Valuation Type	Secondary Valuation Company	Secondary Valuation FSD Score	Secondary Valuation Desk Review Risk Score	AVM Value	AVM Variance Amount	AVM Variance Percent	AVM Company	AVM FSD Score	AVM Report Date	Desk Review Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Report Date	Desk Review Effective Date	Desktop Appraisal Value	Desktop Appraisal Variance Amount	Desktop Appraisal Variance Percent	Desktop Appraisal Company	Desktop Appraisal Report Date	Desktop Appraisal Effective Date	BPO Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Report Date	Field Review Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Report Date	Field Review Effective Date	2055 Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Report Date	2055 Effective Date	AVE/CMA Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Report Date	Hybrid Valuation Value	Hybrid Valuation Variance Amount	Hybrid Valuation Variance Percent	Hybrid Valuation Company	Hybrid Valuation Report Date	Updated Valuation Value	Updated Valuation Variance Amount	Updated Valuation Variance Percent	Updated Valuation Company	Updated Valuation Report Date	Updated Valuation Effective Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Value Analysis Valuation Value	Value Analysis Report Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	LCA Risk Score	Collateral Underwriter Risk Score
(redacted)	1	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Low																																																										N/A
(redacted)	2	(redacted)								0.000%				Appraisal							-3.250%			Appraisal																																																													N/A
(redacted)	3	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Moderate																																																										N/A		2.90
(redacted)	4	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Moderate																																																										N/A		4.60
(redacted)	5	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Low																																																										N/A
(redacted)	6	(redacted)								0.000%				Appraisal							-8.470%			AVM		0.04																																																											No	4.00	2.20
(redacted)	7	(redacted)								0.000%				Appraisal																																																																							N/A		2.50
(redacted)	8	(redacted)								0.000%				Appraisal							2.750%			AVM		0.03																																																											No	3.50	2.80
(redacted)	9	(redacted)								0.000%				Appraisal							-0.400%			AVM		0.06																																																											No
(redacted)	10	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Moderate																																																										N/A
(redacted)	11	(redacted)								0.000%				Appraisal																																																																							N/A		1.80
(redacted)	12	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	13	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	14	(redacted)								0.000%				Appraisal							0.000%			Desk Review			Moderate																																																										Yes	2.00	3.50
(redacted)	15	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	16	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	17	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	18	(redacted)								0.000%				Appraisal																																																																							N/A		1.00
(redacted)	19	(redacted)								0.000%				Appraisal							-5.140%			AVM		0.04																																																		-5.140%									N/A		3.60

Supplemental Data

Run Date - 5/7/2026 2:12:29 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	TILA Status Loan Designation	Exempt QM/ATR Equivalency	CDFI Bank Originated Loan	Application Date	TRID Tested	GSE	HOEPA Fees	TILA Fees	Rate Lock Date	Calculated APR	Original P&I	Qualifying P&I	Qualifying Rate	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower2 Length of Employment	Co Borrower3 Length of Employment	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Co Borrower 2 Foreign National Indicator	Co Borrower 3 Foreign National Indicator	Borrower Country Name	Co Borrower Country Name	Co Borrower2 Country Name	Co Borrower3 Country Name	Residual Income	Num Units	Annual Property Tax	Annual Insurance Costs	Monthly Property Tax	Monthly Insurance Costs	HOA Name	HOA Address State	Fee Amount	Next Due Date	HOA Payment Frequency	Investor DTI	QM DTI	Non QM DTI	Original Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Updated Credit Report Date	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Most Recent Updated Co Borrower 2 FICO	Most Recent Updated Co Borrower 3 FICO	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Asset Depletion Flag	Bank Statements Flag	Number of Statements	Type of Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	P&L Type	Income Doc Detail	Tax Return Doc Details	Document Level	Document Type	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy (7, 11)	Months Bankruptcy (13)	Most Recent Deed-in -Lieu Date	Number of Deed-in-Lieu Events	Months Deed-in-Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Guideline Name	UW Guideline Author	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	HUD 1 Page 1 Credits Total	Collateral Underwriter Risk Score	AUS Decision System	Property Inspection Waiver (PIW)	Rating Result	Eligible For Rep and Warrant Relief Per Collateral Advisor	Is Equity Shared Loan	Investor Qualifying Rate	Borrower Years of W2s	CoBorrower Years of W2s	Years of Personal Tax Returns	Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Months of Personal Bank Statements	Months of Business Bank Statements	Months of Profit and Loss Statements	Expense Letter	Total DSCR	Total Inverse DSCR	Subordinate Lien Type	Is Shared Appreciation Mortgage	Duration of Payout Months	Seller VSH Indicator	Seller Indicated VSH Guideline	Validated VSH	IO Remaining Amortization Term at Recast	Maturity Date	Borrower Own Funds Cash Amount	Borrower Own Funds Percent	Is the Note an eNote	Borrower WVOE - # of Months of Income provided	Co Borrower WVOE - # of Months of Income provided	Co Borrower2 WVOE - # of Months of Income provided	Co Borrower3 WVOE - # of Months of Income provided	Were the origination guidelines utilized for this diligence review?	Title Evidence	Ownership Type	Borrower Type	Borrower Designation	Co Borrower Type	Co Borrower Designation	Co Borrower2 Type	Co Borrower2 Designation	Co Borrower3 Type	Co Borrower3 Designation	Senior Lien Position	Senior Lien Original Loan Amount	Senior Lien Original Interest Rate	Senior Lien Note Projected Closing Date	Senior Lien Current Balance	Senior Lien Current P&I	Loan Closed in the Name of an Entity	Note Executed by	Assumable Mortgage Flag	Leasehold Flag	Buydown Flag	Borrower Experian FICO Model Used	Borrower Equifax FICO Model Used	Borrower TransUnion FICO Model Used	Co Borrower Experian FICO Model Used	Co Borrower Equifax FICO Model Used	Co Borrower TransUnion FICO Model Used	Co Borrower2 Experian FICO Model Used	Co Borrower2 Equifax FICO Model Used	Co Borrower2 TransUnion FICO Model Used	Co Borrower3 Experian FICO Model Used	Co Borrower3 Equifax FICO Model Used	Co Borrower3 TransUnion FICO Model Used	Borrower Documentation Used to Determine Legal Residency	Co Borrower Documentation Used to Determine Legal Residency	Co Borrower2 Documentation Used to Determine Legal Residency	Co Borrower3 Documentation Used to Determine Legal Residency	Delayed Financing?	Months Reserves	Correspondent Type	Departure Residence	Rate Increase on Default	Default Interest Rate	Default Interest Accrual Start Days	MERS Min Number	Co Borrower Other Income	Co Borrower Wage Income	Primary Housing Lates 0 6 Months 30	Primary Housing Lates 0 6 Months 60	Primary Housing Lates 0 6 Months 90	Primary Housing Lates 7 12 Months 30	Primary Housing Lates 7 12 Months 60	Primary Housing Lates 7 12 Months 90	Primary Housing Lates 13 24 Months 30	Primary Housing Lates 13 24 Months 60	Primary Housing Lates 13 24 Months 90	Primary Housing Lates 25 36 Months 30	Primary Housing Lates 25 36 Months 60	Primary Housing Lates 25 36 Months 90	Borrower 1 ITIN Flag	Borrower 2 ITIN Flag	Borrower 3 ITIN Flag	Borrower 4 ITIN Flag	Total Number of Mortgaged Properties	Amortization Term Less IO
(redacted)	1	(redacted)	Exempt from ATR	Yes	Yes	No	$16,640.00	$11,579.63	7.521%	$4,834.73	$4,834.73	7.375%	No	No	Self-Employed	US Citizen	[redacted]	1	[redacted]	[redacted]	[redacted]	[redacted]	15.817%	15.817%	15.817%	08/15/2024	776	No	Yes	12	Business	100.000%	90.000%	[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 90.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Account Statements - Business - 2024
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 90.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; CPA Letter - 2024
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 90.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Other - 2024
																																																																																				[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 90.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Telephone Listing / Internet Search / Directory Assistance - 2024	[Borrower]; 4506-C - 2023 [Borrower]; 4506-C - 2022 [Borrower]; 4506-C - 2021	Full Documentation (F)	2yr Full Doc																0	0	0			Champions Funding	$16,640.00		6.120%	$10,000.00		None			N/A	No	7.375%	0		0	0	3	0		12	0.00	No										11/01/2054	(redacted)	20.430%	No					Yes	Preliminary	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04															27.68			No				$0.00	$0.00													No	No	No	No	1	360
(redacted)	2	(redacted)	Non QM	Yes	No	$2,325.00	$11,157.11	7.701%	$3,277.92	$3,277.92	7.500%	No	No	Self-Employed	US Citizen	[redacted]	1	[redacted]	[redacted]	[redacted]	[redacted]	9.907%	9.907%	9.907%	01/03/2025	752	No	Yes	12	Business	100.000%	100.000%	[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; CPA Letter - 2025
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Other - 2025
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Other - 2025
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Third Party Verification - 2025
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Third Party Verification - 2025
																																																																																				[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 55.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Account Statements - Business - 2024	[Borrower]; 4506-C - 2023 [Borrower]; 4506-C - 2022 [Borrower]; 4506-C - 2021 [Borrower]; 1084 or income worksheet - Year Not Available	Alternative Documentation (A)	12mo Bank Statement																0	0	0			ClearEdge Lending	$2,325.00		6.850%	$0.00		None			N/A	No	7.500%	0		0	0	3	0		12	0.00	No										04/01/2055	(redacted)	17.310%	No					Yes	Final	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04															6.63			No				$0.00	$0.00													No	No	No	No	1	360
(redacted)	3	(redacted)		N/A				No	No					$4,345.48	$4,345.48	7.125%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	05/14/2025	756																												No	No										DSCR																0	0	0	No		ARCHome				$0.00	2.9				N/A	No	7.125%	0	0	0	0	0	0			0.00	No	0.82	1.22								07/01/2055	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	37.55			No				$0.00	$0.00													No	No	No	No	1	360
(redacted)	4	(redacted)		N/A				No	No					$1,496.93	$1,496.93	7.000%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	11/14/2025	715																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	4.6				N/A	No	7.000%	0	0	0	0	0	0			0.00	No	1.06	0.94								01/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	117.14			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	1	360
(redacted)	5	(redacted)		N/A				No	No					$1,513.37	$1,513.37	6.875%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	12/02/2025	783																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00					N/A	No	6.875%	0	0	0	0	0	0			0.00	No	1.07	0.93								02/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	13.49			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	6	(redacted)		N/A				No	No					$1,932.28	$1,932.28	7.625%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	10/20/2025	682																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	2.2				No	No	7.625%	0	0	0	0	0	0			0.00	No	0.81	1.24								01/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	0.62			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	7	(redacted)		N/A				No	No					$1,724.43	$1,724.43	6.875%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	11/21/2025	794																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	2.5				N/A	No	6.875%	0	0	0	0	0	0			0.00	No	1.46	0.69								02/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	Beacon 5.0	FICO Risk Score Classic 04											No	123.32			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	1	360
(redacted)	8	(redacted)	Non QM	Yes	No	$16,345.39	$9,404.23	8.025%	$3,708.73	$3,708.73	7.875%	No	No	Self-Employed	US Citizen	[redacted]	1	[redacted]	[redacted]	[redacted]	[redacted]	45.476%	45.476%	45.476%	01/05/2026	633	No	Yes	12	Personal	100.000%	100.000%	[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 30.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; CPA Letter - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 30.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Other - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 30.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Third Party Verification - 2026
																																																																																				[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 100.00% | Expense Ratio: 30.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Account Statements - Personal - 2025	[Borrower]; 4506-C - 2024 [Borrower]; 4506-C - 2023 [Borrower]; 4506-C - 2022 [Borrower]; 1084 or income worksheet - Year Not Available	Alternative Documentation (A)	12mo Bank Statement																0	0	0			The Lender	$16,345.39		6.060%	$0.00	2.8	None			No	No	7.875%	0		0	0	3	0	12		0.00	No										03/01/2056	(redacted)	31.950%	No					Yes	Commitment	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	VantageScore 4.0	FICO Risk Score Classic 04															4.74			No				$0.00	$0.00													No	No	No	No	1	360
(redacted)	9	(redacted)		N/A				No	No					$1,901.30	$1,901.30	7.500%	No	No					0			US Citizen	US Citizen							2	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	01/12/2026	728																						Level 1-Not Stated/Not Verified						No	No										DSCR																0	0	0	No		The Lender				$0.00					No	No	7.500%	0	0	0	0	0	0			0.00	No	1.19	0.84								03/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual	Individual	Guarantor - Individual									Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04								No	71.82			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	10	(redacted)		N/A				No	No					$1,650.61	$1,650.61	7.125%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	01/07/2026	698																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00					N/A	No	7.125%	0	0	0	0	0	0			0.00	No	1.04	0.96								03/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	107.79			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	11	(redacted)		N/A				No	No					$11,382.90	$11,382.90	6.750%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	12/12/2025	686																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	1.8				N/A	No	6.750%	0	0	0	0	0	0			0.00	No	1.1	0.91								03/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	11.74			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	1	360
(redacted)	12	(redacted)		N/A				No	No					$5,987.72	$5,987.72	7.000%	No	No					0		US Citizen	US Citizen	US Citizen							1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	11/14/2025	743	731	746	743																			Level 1-Not Stated/Not Verified						No	No										DSCR																0	0	0	Yes		The Lender				$0.00	1.0				N/A	No	7.000%	0	0	0	0	0	0			0.00	No	0.87	1.14								03/01/2056	(redacted)		No					Yes	Preliminary	Fee Simple	Individual	Individual	Individual	Individual	Individual	Individual									No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04								No	0.48			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	4	360
(redacted)	13	(redacted)		N/A				No	No					$1,289.11	$1,289.11	6.625%	No	No							US Citizen									1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	01/12/2026	758																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	1.0				N/A	No	6.625%	0		0	0	0	0			0.00	No	1	1							240	03/01/2056	(redacted)	73.700%	No					Yes	Commitment	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04															58.67			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0							No	No	No	No	2	240
(redacted)	14	(redacted)		N/A				No	No					$1,077.08	$1,077.08	6.875%	No	No							US Citizen									1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	02/12/2026	731																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	3.5				Yes	No	6.875%	0		0	0	0	0			0.00	No	1.05	0.95							240	03/01/2056	(redacted)		No					Yes	Preliminary	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04														No	10.55			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	3	240
(redacted)	15	(redacted)		N/A				No	No					$2,627.50	$2,627.50	7.125%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	11/13/2025	671																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	1.0				N/A	No	7.125%	0	0	0	0	0	0			0.00	No	1.04	0.96								03/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	1.11			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	16	(redacted)		N/A				No	No					$1,021.54	$1,021.54	6.750%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	12/30/2025	698																												No	No										DSCR																0	0	0	No		The Lender				$0.00	1.0				N/A	No	6.750%	0	0	0	0	0	0			0.00	No	1.51	0.66								04/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	108.55			Yes	20.000%			$0.00	$0.00													No	No	No	No	1	360
(redacted)	17	(redacted)		N/A				No	No					$6,932.29	$6,932.29	6.875%	No	No								US Citizen								1	[redacted]	[redacted]	[redacted]	[redacted]						0.000%	0.000%	0.000%	02/05/2026	706																												No	No										DSCR																0	0	0	Yes		The Lender				$0.00	1.0				N/A	No	6.875%	0	0	0	0	0	0			0.00	No	1.15	0.87							240	03/01/2056	(redacted)		No					Yes	Commitment	Fee Simple	LLC	Business Entity	Individual	Guarantor - Individual											Yes	Business Entity	No		No				Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04											No	17.05			Yes	20.000%			$0.00	$0.00	0	0	0	0	0	0	0	0	0	0	0	0	No	No	No	No	1	240
(redacted)	18	(redacted)	Non QM	Yes	No	$28,095.00	$28,923.92	6.863%	$6,659.23	$6,659.23	6.625%	No	No	Self-Employed	Self-Employed	US Citizen	US Citizen	[redacted]	1	[redacted]	[redacted]	[redacted]	[redacted]	6.874%	6.874%	6.874%	01/28/2026	790	No	Yes	12	Business	100.000%	50.000%	50.000%	[Borrower - | Primary Income - Bank Statements | % of Business Ownership: 50.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Account Statements - Business - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 50.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; CPA Letter - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 50.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Telephone Listing / Internet Search / Directory Assistance - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 50.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Third Party Verification - 2026
[Borrower -  | Primary Income - Bank Statements | % of Business Ownership: 50.00% | Expense Ratio: 50.00000% | Expense Ratio Source: Fixed | # of Bank Statements Required: 12]; Third Party Verification - 2026
[Coborrower(s) -  | Primary Income - Shared Bank Statements]; Account Statements - Business - 2026
[Coborrower(s) -  | Primary Income - Shared Bank Statements]; CPA Letter - 2026
[Coborrower(s) -  | Primary Income - Shared Bank Statements]; Telephone Listing / Internet Search / Directory Assistance - 2026
[Coborrower(s) -  | Primary Income - Shared Bank Statements]; Third Party Verification - 2026
																																																																																				[Coborrower(s) - | Primary Income - Shared Bank Statements]; Third Party Verification - 2026	[Borrower]; 4506-C - 2024 [Borrower]; 4506-C - 2023 [Borrower]; 4506-C - 2022 [Borrower]; 1084 or income worksheet - Year Not Available [Coborrower]; 4506-C - 2024 [Coborrower]; 4506-C - 2023 [Coborrower]; 4506-C - 2022 [Coborrower]; 1084 or income worksheet - Year Not Available	Alternative Documentation (A)	12mo Bank Statement																0	0	0			The Lender	$28,095.00		5.980%	$10,800.00	1.0	None			N/A	No	6.625%	0	0	0	0	3	0		12	0.00	No										04/01/2056	(redacted)	25.910%	No					Yes	Commitment	Fee Simple	Individual	Individual	Individual	Individual											No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04												31.13			No				$86,562.86	$0.00													No	No	No	No	1	360
(redacted)	19	(redacted)		Non QM				Yes	No	$9,623.13	$11,476.10		7.005%	$1,752.85	$1,752.85	6.625%	No	No	Self-Employed						Permanent Resident Alien								[redacted]	1	[redacted]	[redacted]	[redacted]	[redacted]						39.422%	39.422%	39.422%	02/04/2026	731																												No	No						Third Party Prepared	[Borrower - | Primary Income - P&L Statement Only]; CPA Letter - 2026 [Borrower - | Primary Income - P&L Statement Only]; CPA Letter - 2026 [Borrower - | Primary Income - P&L Statement Only]; Other - 2026 [Borrower - | Primary Income - P&L Statement Only]; P&L Statement - 2026 [Borrower - | Primary Income - P&L Statement Only]; Telephone Listing / Internet Search / Directory Assistance - 2026 [Borrower - | Primary Income - P&L Statement Only]; Third Party Verification - 2026 [Borrower - | Primary Income - P&L Statement Only]; Third Party Verification - 2026	[Borrower]; 4506-C - 2024 [Borrower]; 4506-C - 2023 [Borrower]; 4506-C - 2022	Alternative Documentation (A)	12mo CPA P&L																0	0	0			The Lender	$9,623.13		5.990%	$0.00	3.6	None			N/A	No	6.625%	0		0	0	3	0			12.00	No										04/01/2056	(redacted)	31.670%	No					Yes	Commitment	Fee Simple	Individual	Individual													No	Individual	No		No	Fair Isaac (VER. 2)	FICO Classic V5 Facta	FICO Risk Score Classic 04										Resident Alien Card					1.03		Yes	No				$0.00	$0.00													No	No	No	No	2	360

ASF Addendum - Business Purpose

Run Date - 5/7/2026 2:12:29 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Seller Name	Originator Name	Guideline Author	Loan Program	Loan Program Date	Executed NOO Docs in File	Lease In Place Flag	Rental Purpose	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Rental Income Used for Property DSCR Calculation	Rental Source for Property DTI Calculation	Calculated Monthly Debt	Property DTI	Investor DTI	Inverse DSCR	Net Operating Income	Total Debt Service	DSCR	Total DSCR	PITIA	Lease End Date	Original Lease Term	Lease in Place Flag Unit 1	Lease Start Date Unit 1	Lease End Date Unit 1	Original Lease Term Unit 1	Rental Purpose Unit 1	Actual In Place Rent Unit 1	Third Party Market Rent Estimate Unit 1	Lease in Place Flag Unit 2	Lease Start Date Unit 2	Lease End Date Unit 2	Original Lease Term Unit 2	Rental Purpose Unit 2	Actual In Place Rent Unit 2	Third Party Market Rent Estimate Unit 2	Lease in Place Flag Unit 3	Lease Start Date Unit 3	Lease End Date Unit 3	Original Lease Term Unit 3	Rental Purpose Unit 3	Actual In Place Rent Unit 3	Third Party Market Rent Estimate Unit 3	Lease in Place Flag Unit 4	Lease Start Date Unit 4	Lease End Date Unit 4	Original Lease Term Unit 4	Rental Purpose Unit 4	Actual In Place Rent Unit 4	Third Party Market Rent Estimate Unit 4	Lease in Place Flag Unit 5	Lease Start Date Unit 5	Lease End Date Unit 5	Original Lease Term Unit 5	Rental Purpose Unit 5	Actual In Place Rent Unit 5	Third Party Market Rent Estimate Unit 5	Lease in Place Flag Unit 6	Lease Start Date Unit 6	Lease End Date Unit 6	Original Lease Term Unit 6	Rental Purpose Unit 6	Actual In Place Rent Unit 6	Third Party Market Rent Estimate Unit 6	Lease in Place Flag Unit 7	Lease Start Date Unit 7	Lease End Date Unit 7	Original Lease Term Unit 7	Rental Purpose Unit 7	Actual In Place Rent Unit 7	Third Party Market Rent Estimate Unit 7	Lease in Place Flag Unit 8	Lease Start Date Unit 8	Lease End Date Unit 8	Original Lease Term Unit 8	Rental Purpose Unit 8	Actual In Place Rent Unit 8	Third Party Market Rent Estimate Unit 8	Lease in Place Flag Unit 9	Lease Start Date Unit 9	Lease End Date Unit 9	Original Lease Term Unit 9	Rental Purpose Unit 9	Actual In Place Rent Unit 9	Third Party Market Rent Estimate Unit 9	Lease in Place Flag Unit 10	Lease Start Date Unit 10	Lease End Date Unit 10	Original Lease Term Unit 10	Rental Purpose Unit 10	Actual In Place Rent Unit 10	Third Party Market Rent Estimate Unit 10	Rent Loss Insurance	Rent Loss Insurance Amount	HOA Flag	HOA Monthly Premium Amount	Monthly Property Tax	Monthly Insurance Cost	Asset Verification	Blanket Mortgage Flag	Number of Mortgaged Properties With Lender	Number of Properties	Foreign National Alternative Credit Documentation	Foreign National Borrower 1	Foreign National Borrower 2	Investor Type	Number of Years Property Owned	Borrower Residency Status	Co Borrower Residency Status	Qualifying Credit Score	Months Bankruptcy 7 11	Months Bankruptcy 13	Months Deed in Lieu	Months Short Sale or Pre FC	Prior Mtg Rent Late 30d in 12m	Prior Mtg Rent Late 60d in 12m	Prior Mtg Rent Late 90d in 12m	Prior Mtg Rent Late 30d in 24m	Prior Mtg Rent Late 60d in 24m	Prior Mtg Rent Late 90d in 24m	Section 8	Street Address	Borrower 1 Type	Borrower 1 Designation	Borrower 1 Employment Status	Borrower 1 First Name	Borrower 1 Last Name	Borrower 1 Number of Mortgaged Properties	Borrower 1 Citizenship	Borrower 1 Documentation Used to Determine Legal Residency	Borrower 1 Country Name	Borrower 1 Asset Verification Level	Borrower 1 Credit Order Date	Borrower 1 Experian FICO	Borrower 1 Experian FICO Model Used	Borrower 1 Equifax FICO	Borrower 1 Equifax FICO Model Used	Borrower 1 TransUnion FICO	Borrower 1 TransUnion FICO Model Used	Borrower 2 Type	Borrower 2 Designation	Borrower 2 Employment Status	Borrower 2 First Name	Borrower 2 Last Name	Borrower 2 Number of Mortgaged Properties	Borrower 2 Citizenship	Borrower 2 Documentation Used to Determine Legal Residency	Borrower 2 Country Name	Borrower 2 Asset Verification Level	Borrower 2 Credit Order Date	Borrower 2 Experian FICO	Borrower 2 Experian FICO Model Used	Borrower 2 Equifax FICO	Borrower 2 Equifax FICO Model Used	Borrower 2 TransUnion FICO	Borrower 2 TransUnion FICO Model Used	Borrower 3 Designation	Borrower 3 First Name	Borrower 3 Last Name	Borrower 3 Number of Mortgaged Properties	Borrower 3 Citizenship	Borrower 3 Documentation Used to Determine Legal Residency	Borrower 3 Country Name
(redacted)	3	(redacted)							Yes	No	Long Term				$4,500.00	Third Party Rental Source	$5,505.35		0.000000	1.22			0.82	0.82	$5,505.35			No				Long Term		$4,500.00																																																																Yes	$63,200.00			$576.74	$583.13	Level 1-Not Stated/Not Verified	No	1	2	No			Experienced Investor	1.29			756					0	0	0	0	0	0			LLC	Business Entity				1				Level 1-Not Stated/Not Verified
(redacted)	4	(redacted)							Yes	Yes	Long Term				$1,900.00	Third Party Rental Source	$1,786.21		0.000000	0.94			1.06	1.06	$1,786.21			Yes	11/01/2025	02/28/2027	16	Long Term	$1,800.00	$1,900.00																																																																Yes	$42,480.00			$94.36	$194.92	Level 2-Stated/Not Verified	No			No				0.59			715					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified
(redacted)	5	(redacted)							Yes	Yes	Long Term				$2,150.00	Multiple Sources	$2,006.91		0.000000	0.93			1.07	1.07	$2,006.91			Yes	11/01/2025	10/31/2026	12	Long Term	$2,400.00	$2,200.00																																																																Yes	$18,000.00			$392.05	$101.49	Level 3-Stated/Partially Verified	No			No				0.35			783					0	0	0	0	0	0			LLC	Business Entity				1				Level 3-Stated/Partially Verified
(redacted)	6	(redacted)							Yes	Yes	Long Term				$2,100.00	Third Party Rental Source	$2,604.46		0.000000	1.24			0.81	0.81	$2,604.46			Yes	01/01/2026	01/01/2027	12	Long Term	$3,100.00	$2,100.00																																																																N/A				$564.93	$107.25	Level 1-Not Stated/Not Verified	No			No				1.67			682					0	0	0	0	0	0			LLC	Business Entity				1				Level 1-Not Stated/Not Verified
(redacted)	7	(redacted)							Yes	Yes	Long Term				$3,000.00	Third Party Rental Source	$2,057.80		0.000000	0.69			1.46	1.46	$2,057.80			Yes	12/01/2025	05/31/2027	18	Long Term	$2,975.00	$3,000.00																																																																N/A				$167.47	$165.90	Level 2-Stated/Not Verified	No			No				0.45			794					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified
(redacted)	9	(redacted)							Yes	No	Long Term				$2,900.00	Third Party Rental Source	$2,437.65		0.000000	0.84			1.19	1.19	$2,437.65			No				Long Term		$1,450.00	No				Long Term		$1,450.00																																																									Yes	$28,000.00			$361.85	$174.50	Level 1-Not Stated/Not Verified	No			No				0.55			728					0	0	0	0	0	0			LLC	Business Entity				1				Level 1-Not Stated/Not Verified
(redacted)	10	(redacted)							Yes	Yes	Long Term				$2,200.00	Third Party Rental Source	$2,106.71		0.000000	0.96			1.04	1.04	$2,106.71			Yes	01/13/2026	01/13/2027	12	Long Term	$2,800.00	$2,200.00																																																																N/A				$349.43	$106.67	Level 2-Stated/Not Verified	No			No				3.76			698					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified
(redacted)	11	(redacted)							Yes	Yes	Long Term				$16,850.00	Rent on Existing Lease	$15,361.42		0.000000	0.91			1.10	1.1	$15,361.42			Yes	01/12/2026	01/12/2027	12	Long Term	$16,850.00	$15,000.00																																																																N/A				$3,593.46	$360.06	Level 2-Stated/Not Verified	No			No				1.41			686					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified
(redacted)	12	(redacted)							Yes	No	Long Term				$5,900.00	Third Party Rental Source	$6,744.15		0.000000	1.14			0.87	0.87	$6,744.15			No				Long Term		$5,900.00																																																																Yes	$54,700.00			$586.93	$169.50	Level 4-Stated/Verified as defined	No			No	No	No		0.61	US Citizen	US Citizen	743					0	0	0	0	0	0			Individual	Individual				4	US Citizen			Level 4-Stated/Verified as defined	11/14/2025	702	Fair Isaac (VER. 2)	706	FICO Classic V5 Facta	717	FICO Risk Score Classic 04	Individual	Individual				4	US Citizen			Level 4-Stated/Verified as defined	11/14/2025	702	Fair Isaac (VER. 2)	692	FICO Classic V5 Facta	699	FICO Risk Score Classic 04	Individual			1	US Citizen
(redacted)	13	(redacted)							Yes	No	Long Term				$2,150.00	Third Party Rental Source	$2,160.35		0.000000	1			1.00	1	$2,160.35			No				Long Term		$2,150.00																																																																N/A				$593.55	$277.69	Level 2-Stated/Not Verified	No			No	No				US Citizen		758					0	0	0	0	0	0			Individual	Individual				2	US Citizen			Level 2-Stated/Not Verified	01/12/2026	764	Fair Isaac (VER. 2)	750	FICO Classic V5 Facta	758	FICO Risk Score Classic 04
(redacted)	14	(redacted)							Yes	Yes	Long Term				$1,650.00	Rent on Existing Lease	$1,566.15		0.000000	0.95			1.05	1.05	$1,566.15			Yes	11/01/2025	11/01/2026	12	Long Term	$1,650.00	$1,650.00																																																																N/A				$73.15	$32.92	Level 3-Stated/Partially Verified	No			No	No			1.86	US Citizen		731					0	0	0	0	0	0			Individual	Individual				3	US Citizen			Level 3-Stated/Partially Verified	02/12/2026	728	Fair Isaac (VER. 2)	731	FICO Classic V5 Facta	745	FICO Risk Score Classic 04
(redacted)	15	(redacted)							Yes	Yes	Long Term				$4,000.00	Third Party Rental Source	$3,846.10		0.000000	0.96			1.04	1.04	$3,846.10			Yes	11/01/2025	11/01/2027	24	Long Term	$3,800.00	$4,000.00																																																																Yes	$70,000.00			$1,093.52	$125.08	Level 1-Not Stated/Not Verified	No			No				0.45			671					0	0	0	0	0	0			LLC	Business Entity				1				Level 1-Not Stated/Not Verified
(redacted)	16	(redacted)							Yes	Yes	Long Term				$1,900.00	Third Party Rental Source	$1,257.16		0.000000	0.66			1.51	1.51	$1,257.16			Yes	11/01/2025	10/31/2026	12	Long Term	$2,500.00	$1,900.00																																																																N/A				$183.04	$52.58	Level 2-Stated/Not Verified	No			No				1.10			698					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified
(redacted)	17	(redacted)							Yes	Yes	Long Term				$11,000.00	Rent on Existing Lease	$9,553.51		0.000000	0.87			1.15	1.15	$9,553.51			Yes	10/01/2025	10/01/2026	12	Long Term	$11,000.00	$11,000.00																																																																N/A				$2,144.47	$476.75	Level 2-Stated/Not Verified	No			No				0.70			706					0	0	0	0	0	0			LLC	Business Entity				1				Level 2-Stated/Not Verified

SitusAMC Loan ID	Borrower 3 Asset Verification Level	Borrower 3 Credit Order Date	Borrower 3 Experian FICO	Borrower 3 Experian FICO Model Used	Borrower 3 Equifax FICO	Borrower 3 Equifax FICO Model Used	Borrower 3 TransUnion FICO	Borrower 3 TransUnion FICO Model Used	Borrower 4 Designation	Borrower 4 First Name	Borrower 4 Last Name	Borrower 4 Number of Mortgaged Properties	Borrower 4 Citizenship	Borrower 4 Documentation Used to Determine Legal Residency	Borrower 4 Country Name	Borrower 4 Asset Verification Level	Borrower 4 Credit Order Date	Borrower 4 Experian FICO	Borrower 4 Experian FICO Model Used	Borrower 4 Equifax FICO	Borrower 4 Equifax FICO Model Used	Borrower 4 TransUnion FICO	Borrower 4 TransUnion FICO Model Used	Personal Guarantee	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 1 Business Ownership Percent	Guarantor 1 Recourse Type	Guarantor 1 Number of Mortgaged Properties	Guarantor 1 Citizenship	Guarantor 1 Documentation Used to Determine Legal Residency	Guarantor 1 Country Name	Guarantor 1 Asset Verification Level	Guarantor 1 Employment Verification Level	Guarantor 1 Income Verification Level	Guarantor 1 FICO Model Used	Guarantor 1 Credit Order Date	Guarantor 1 Experian FICO	Guarantor 1 Experian FICO Model Used	Guarantor 1 Equifax FICO	Guarantor 1 Equifax FICO Model Used	Guarantor 1 TransUnion FICO	Guarantor 1 TransUnion FICO Model Used	Guarantor 1 Most Recent Fico Method	Guarantor 2 First Name	Guarantor 2 Last Name	Guarantor 2 Business Ownership Percent	Guarantor 2 Recourse Type	Guarantor 2 Number of Mortgaged Properties	Guarantor 2 Citizenship	Guarantor 2 Documentation Used to Determine Legal Residency	Guarantor 2 Country Name	Guarantor 2 Asset Verification Level	Guarantor 2 Employment Verification Level	Guarantor 2 Income Verification Level	Guarantor 2 FICO Model Used	Guarantor 2 Credit Order Date	Guarantor 2 Experian FICO	Guarantor 2 Experian FICO Model Used	Guarantor 2 Equifax FICO	Guarantor 2 Equifax FICO Model Used	Guarantor 2 TransUnion FICO	Guarantor 2 TransUnion FICO Model Used	Guarantor 2 Most Recent Fico Method	Guarantor 3 First Name	Guarantor 3 Last Name	Guarantor 3 Business Ownership Percent	Guarantor 3 Recourse Type	Guarantor 3 Number of Mortgaged Properties	Guarantor 3 Citizenship	Guarantor 3 Documentation Used to Determine Legal Residency	Guarantor 3 Country Name	Guarantor 3 Asset Verification Level	Guarantor 3 Employment Verification Level	Guarantor 3 Income Verification Level	Guarantor 3 FICO Model Used	Guarantor 3 Credit Order Date	Guarantor 3 Experian FICO	Guarantor 3 Experian FICO Model Used	Guarantor 3 Equifax FICO	Guarantor 3 Equifax FICO Model Used	Guarantor 3 TransUnion FICO	Guarantor 3 TransUnion FICO Model Used	Guarantor 3 Most Recent Fico Method	Guarantor 4 First Name	Guarantor 4 Last Name	Guarantor 4 Business Ownership Percent	Guarantor 4 Recourse Type	Guarantor 4 Number of Mortgaged Properties	Guarantor 4 Citizenship	Guarantor 4 Documentation Used to Determine Legal Residency	Guarantor 4 Country Name	Guarantor 4 Asset Verification Level	Guarantor 4 Employment Verification Level	Guarantor 4 Income Verification Level	Guarantor 4 FICO Model Used	Guarantor 4 Credit Order Date	Guarantor 4 Experian FICO	Guarantor 4 Experian FICO Model Used	Guarantor 4 Equifax FICO	Guarantor 4 Equifax FICO Model Used	Guarantor 4 TransUnion FICO	Guarantor 4 TransUnion FICO Model Used	Guarantor 4 Most Recent Fico Method	Authorized Signor 1 First Name	Authorized Signor 1 Last Name	Authorized Signor 2 First Name	Authorized Signor 2 Last Name	Member 1 First Name	Member 1 Last Name	Member 1 Documentation Used to Determine Legal Residency	Member 1 Credit Order Date	Member 1 Experian FICO	Member 1 Experian FICO Model Used	Member 1 Equifax FICO	Member 1 Equifax FICO Model Used	Member 1 TransUnion FICO	Member 1 TransUnion FICO Model Used	Member 1 Asset Verification Level	Member 1 Employment Verification Level	Member 1 Income Verification Level	Member 2 First Name	Member 2 Last Name	Member 2 Documentation Used to Determine Legal Residency	Member 2 Credit Order Date	Member 2 Experian FICO	Member 2 Experian FICO Model Used	Member 2 Equifax FICO	Member 2 Equifax FICO Model Used	Member 2 TransUnion FICO	Member 2 TransUnion FICO Model Used	Member 2 Asset Verification Level	Member 2 Employment Verification Level	Member 2 Income Verification Level	Loan Application Date	Sales Contract Date	Qualifying Home Value for LTV	Number of Units	Year Built	Total Sq Ft	Number of Bedrooms	Number of Bathrooms	Property Condition	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Investment Property Original As Is LTV	As Is Value	After Repair Value	After Repair Value LTV	Loan to Cost	Original Sales Price	Assignment Fee	Loan to Purchase Price	SBC Occupancy	Investment Property Type	Has Dutch Interest	Interest Reserves Escrowed	Guarantor 1 ITIN Flag	Guarantor 2 ITIN Flag	Guarantor 3 ITIN Flag	Guarantor 4 ITIN Flag
(redacted)																								Yes			100.00%	Full Recourse	1	US Citizen			Level 4-Stated/Verified as defined			Classic	05/14/2025	761	Fair Isaac (VER. 2)	738	FICO Classic V5 Facta	756	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$945,000.00			101.896%	[redacted]
(redacted)																								Yes			100.00%	Full Recourse	3	US Citizen			Level 2-Stated/Not Verified			Classic	11/14/2025	710	Fair Isaac (VER. 2)	715	FICO Classic V5 Facta	722	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$300,000.00
(redacted)																								Yes			82.00%	Full Recourse	3	US Citizen			Level 1-Not Stated/Not Verified			Classic	12/02/2025	783	Fair Isaac (VER. 2)	793	FICO Classic V5 Facta	771	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$288,000.00
(redacted)																								Yes			81.00%	Full Recourse	2	US Citizen			Level 4-Stated/Verified as defined			Classic	10/20/2025	682	Fair Isaac (VER. 2)	688	FICO Classic V5 Facta	667	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$390,000.00
(redacted)																								Yes			100.00%	Full Recourse	1	US Citizen			Level 2-Stated/Not Verified			Classic	11/21/2025	756	Fair Isaac (VER. 2)	794	Beacon 5.0	804	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$370,000.00			134.615%	[redacted]
(redacted)																								Yes			50.00%	Full Recourse	1	US Citizen			Level 3-Stated/Partially Verified			Classic	01/12/2026	721	Fair Isaac (VER. 2)	719	FICO Classic V5 Facta	717	FICO Risk Score Classic 04	3			25.00%	Full Recourse	1	US Citizen			Level 1-Not Stated/Not Verified			Classic	01/12/2026	729	Fair Isaac (VER. 2)	728	FICO Classic V5 Facta	722	FICO Risk Score Classic 04	3																																																																									[redacted]	2					C3										[redacted]	$340,000.00			135.960%	[redacted]
(redacted)																								Yes			100.00%	Full Recourse	1	US Citizen			Level 2-Stated/Not Verified			Classic	01/07/2026	700	Fair Isaac (VER. 2)	659	FICO Classic V5 Facta	698	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$350,000.00
(redacted)																								Yes			100.00%	Full Recourse	1	US Citizen			Level 2-Stated/Not Verified			Classic	12/12/2025	723	Fair Isaac (VER. 2)	653	FICO Classic V5 Facta	686	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C2										[redacted]	$2,700,000.00			140.400%	[redacted]
(redacted)	Level 1-Not Stated/Not Verified	11/14/2025	746	Fair Isaac (VER. 2)	731	FICO Classic V5 Facta	743	FICO Risk Score Classic 04																No																																																																																																																	[redacted]	1					C2										[redacted]	$1,200,000.00			76.271%	[redacted]
(redacted)																								No																																																																																																																	[redacted]	1					C2										[redacted]	$355,000.00			69.701%			69.701%
(redacted)																								No																																																																																																																	[redacted]	1					C3										[redacted]	$275,000.00			75.200%	[redacted]
(redacted)																								Yes			100.00%	Full Recourse	2	US Citizen			Level 4-Stated/Verified as defined			Classic	11/13/2025	670	Fair Isaac (VER. 2)	671	FICO Classic V5 Facta	682	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C4										[redacted]	$600,000.00
(redacted)																								Yes			100.00%	Full Recourse	2	US Citizen			Level 2-Stated/Not Verified			Classic	12/30/2025	694	Fair Isaac (VER. 2)	698	FICO Classic V5 Facta	712	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C3										[redacted]	$225,000.00			286.364%	[redacted]
(redacted)																								Yes			100.00%	Full Recourse	2	US Citizen			Level 2-Stated/Not Verified			Classic	02/05/2026	712	Fair Isaac (VER. 2)	706	FICO Classic V5 Facta	699	FICO Risk Score Classic 04	3																																																																																													[redacted]	1					C2										[redacted]	$1,680,000.00